Trade and Other Receivables (Details) - EUR (€) € in Thousands		Sep. 30, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables		€ 1,865	€ 1,029
Amounts owed to related parties (1)	[1]	752	801
Lease liability – current		470	389
Payroll taxes		295	149
Other		34	509
Trade and other payables		€ 3,416	€ 2,877

[1]	This amount relates to a balance owing to an affiliate, MagP Inovação, S.A. (“MagP”). Please refer to the 2021 Form 20-F for details of the Group’s relationship with MagP.